DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS (Details Narrative)		12 Months Ended
	Feb. 17, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jul. 22, 2022 USD ($)	Jan. 24, 2022 USD ($)	Sep. 30, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Current	$ 29,759,766	$ 44,024,242	$ 25,475,514
Convertible debt in the principal amount					$ 37,714,966	$ 37,714,966	$ 55,000	$ 25,000
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net		$ 44,024,242
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, expected life		6 months	21 days
Embedded derivative liability, expected term	3 months 10 days	4 months 28 days	14 days
Minimum [Member] | Convertible Debt And Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, expected life		6 months
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, expected life		5 years	2 years 1 month 9 days
Embedded derivative liability, expected term	4 years 9 months 14 days	5 years	2 years 29 days
Maximum [Member] | Convertible Debt And Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, expected life		5 years
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0	0
Embedded derivative liability, measurement input	0	0	0
Measurement Input, Expected Dividend Rate [Member] | Convertible Debt And Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0
Measurement Input Rate Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	155.45	136.12	132.11
Measurement Input Rate Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		110.59	119.33
Measurement Input Rate Volatility [Member] | Minimum [Member] | Convertible Debt And Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		110.59
Measurement Input Rate Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		1.3873	128.94
Measurement Input Rate Volatility [Member] | Maximum [Member] | Convertible Debt And Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		138.73
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.07	0.06
Embedded derivative liability, measurement input	0.06	0.19	0.08
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | Convertible Debt And Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.07
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		1.14	1.56
Embedded derivative liability, measurement input	1.85	1.15	0.13
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | Convertible Debt And Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		1.14